[logo] Lepercq-Istel Fund




                               Semi-Annual Report

                                  June 30, 2002


Schedule of Investments
June 30, 2002
(Unaudited)

Number of                                                              Market
Shares                                                                 Value
         -------------------------------------
         U.S. EQUITIES - 58.95%
         -------------------------------------

         Business Services - 0.99%
12,000   Steelcase Inc.                                              $ 160,560
                                                                 --------------

         Chemicals - 2.73%
20,000   Olin Corporation                                              443,000
                                                                 --------------

         Computers & Software - 4.82%
15,000   Cisco Systems, Inc. *                                         209,250
40,000   EMC Corporation *                                             302,000
20,000   Sun Microsystems, Inc.*                                       100,200
20,000   Symbol Technologies, Inc.                                     170,000
                                                                 --------------
                                                                       781,450
                                                                 --------------

         Electronics - 4.93%
12,000   American Power Conversion Corporation *                       151,560
12,000   Applied Materials, Inc.*                                      228,240
10,000   Intel Corporation                                             182,700
10,000   Texas Instruments Incorporated                                237,000
                                                                 --------------
                                                                       799,500
                                                                 --------------

         Energy Products - 15.53%
 3,500   Andarko Petroleum Corporation                                 172,550
 4,400   Apache Corporation                                            252,912
10,000   Devon Energy Corporation                                      492,800
 8,000   Duke Energy Corporation                                       248,800
10,000   El Paso Corporation                                           206,100
20,000   Exxon Mobil Corporation                                       818,400
15,000   Ocean Energy Inc.                                             325,050
                                                                 --------------
                                                                     2,516,612
                                                                 --------------

         Energy Oil Service & Equipment - 2.30%
 8,000   Schlumberger Limited                                          372,000
                                                                 --------------

         Finance & Insurance - 6.75%
 5,790   American International Group, Inc.                            395,052
15,000   The Bank of New York Company, Inc.                            506,250
 5,000   Bank One Corporation                                          192,400
                                                                 --------------
                                                                     1,093,702
                                                                 --------------

         Gold & Gold Related - 2.08%
30,000   Placer Dome Inc.                                              336,300
                                                                 --------------

         Health - 7.64%
 6,500   Bristol-Myers Squibb Company                                  167,050
20,000   Humana Inc. *                                                 312,600
 5,000   Merck & Co. Inc.                                              253,200
 8,000   Pfizer Inc.                                                   280,000
18,000   Quintiles Transnational Corp. *                               224,820
                                                                 --------------
                                                                     1,237,670
                                                                 --------------

         Industrial Equipment - 1.07%
10,000   Joy Global Inc. *                                             173,400
                                                                 --------------

         Media & Entertainment - 6.15%
17,000   AOL Time Warner Inc.*                                         250,070
10,000   Viacom Inc. *                                                 443,700
16,000   The Walt Disney Company                                       302,400
                                                                 --------------
                                                                       996,170
                                                                 --------------

         Paper & Related Products - 1.79%
 5,000   Temple-Inland Inc.                                            289,300
                                                                 --------------

          Retail and Consumer Non-Durables - 1.02%
 4,500   The Home Depot, Inc.                                          165,285
                                                                 --------------

         Semiconductor Equipment and Products - 0.08%
   323   Agere Systems Inc. - Class A *                                    452
 7,936   Agere Systems Inc. - Class B *                                 11,904
                                                                 --------------
                                                                        12,356
                                                                 --------------

         Telecommunications - 1.07%
30,000   Lucent Technologies Inc. *                                     49,800
20,000   Tellabs, Inc. *                                               124,000
                                                                 --------------
                                                                       173,800
                                                                 --------------


         Total U.S. Equities                                         9,551,105
                                                                 --------------

         --------------------------------------------------------
         INTERNATIONAL EQUITIES - 7.05%
         --------------------------------------------------------

         Communications Equipment - 1.03%
10,000   Nokia Oyj                                                     144,800
15,000   Nortel Networks Corporation *                                  21,750
                                                                 --------------
                                                                       166,550
                                                                 --------------

         Energy Equipment and Services - 2.15%
15,000   Core Laboratories N.V. *                                      180,300
15,000   Tesco Corporation *                                           167,445
                                                                 --------------
                                                                       347,745
                                                                 --------------

         Finance & Insurance - 0.69%
16,500   Mitsubishi Tokyo Financial Group, Inc.                        112,200
                                                                 --------------

         Media - 1.09%
 4,000   WPP Group plc                                                 176,324
                                                                 --------------

         Metals and Mining - 2.09%
15,000   Inco Limited *                                                339,600
                                                                 --------------

         Total International Equities                                1,142,419
                                                                 --------------

         TOTAL EQUITIES (Cost $13,409,750)                         $10,693,524
                                                                 ==============


Principal    -------------------------------------
Amount          SHORT-TERM INVESTMENTS - 30.33%
------       -------------------------------------

             U.S. TREASURIES - 30.33%
$4,920,000   U.S. Treasury Bill, due 7/25/02                         4,914,677
                                                                 --------------
             TOTAL SHORT-TERM INVESTMENTS (Cost $4,914,677)          4,914,677
             -------------------------------------------------------------------


             Total Investments - 96.33% (Cost $18,324,427)          15,608,201

             Other Assets in Excess of Liabilities - 3.67%             593,922
                                                                       -------

             NET ASSETS - 100.00%                                  $16,202,123
                                                                   ===========

* Non-income producing security.

Statement of Assets and Liabilities
June 30, 2002
(Unaudited)

ASSETS:
      Investments, at market value (cost $18,324,427)              $15,608,201
      Cash                                                             838,215
      Dividends receivable                                               7,348
      Other assets                                                      10,099
                                                                   -----------

        Total Assets                                                16,463,863
                                                                   -----------

LIABILITIES:
      Payable to adviser                                                33,671
      Payable for investments purchased                                168,783
      Accrued expenses and other liabilities                            59,286
                                                                   -----------

        Total Liabilities                                              261,740
                                                                   -----------

NET ASSETS                                                         $16,202,123
                                                                   ===========

NET ASSETS CONSIST OF:
      Capital stock                                                $26,870,731
      Accumulated undistributed net investment
        income                                                          35,670
      Accumulated undistributed net realized
        loss on investments                                         (7,988,052)
      Net unrealized depreciation
          on investments                                            (2,716,226)
                                                                   -----------

        Total Net Assets                                           $16,202,123
                                                                   ===========

      Shares outstanding
           (unlimited shares of $1.00 par value authorized)          1,242,998

      Net Asset Value (offering and redemption price)                   $13.03
                                                                        ======


                 See accompanying notes to financial statements.

Statement of Operations
Six months ended June 30, 2002
(Unaudited)

INVESTMENT INCOME:
      Dividend income (net of taxes withheld of $452)                  $64,260
      Interest income                                                   60,527
                                                                      --------
      Total income                                                     124,787
                                                                      --------

EXPENSES:
      Investment advisory fees                                          69,359
      Administration fees                                               18,662
      Transfer agent fees and expenses                                  17,652
      Fund accounting fees                                              14,485
      Legal fees                                                        12,689
      Federal and state registration                                     9,188
      Trustee fees and expenses                                          9,021
      Audit fees                                                         8,088
      Insurance expense                                                  2,530
      Custody fees                                                       1,765
      Reports to shareholders                                            1,653
                                                                      --------
      Total expenses                                                   165,092
                                                                      --------

NET INVESTMENT LOSS                                                    (40,305)
                                                                      --------

REALIZED AND UNREALIZED
      LOSS ON INVESTMENTS:
      Net realized loss on investments                                (725,460)
      Change in unrealized
        depreciation on investments                                 (1,354,896)
                                                                    -----------

      Net realized and unrealized
          loss on investments                                       (2,080,356)
                                                                    -----------

NET DECREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                              ($2,120,661)
                                                                   ============

                 See accompanying notes to financial statements.

Statement of Changes in Net Assets
(Unaudited)

                                                  Six Months       Year ended
                                                June 30, 2002  December 31, 2001
                                                -------------  -----------------

OPERATIONS:
      Net investment income                         ($40,305)        $153,166
      Net realized gain (loss) on investments       (725,460)      (2,245,972)
      Change in unrealized depreciation
           on investments                         (1,354,896)      (2,203,833)
                                                  -----------      -----------

      Net decrease in net assets
           resulting from operations              (2,120,661)      (4,296,639)
                                                  -----------      -----------

Distributions to Share Holders From:
      Net investment income                         (154,744)         (60,141)
      Net realized gain on investments                     -                -
                                                           -                -
      Total dividends and distributions             (154,744)         (60,141)
                                                    ---------         --------

CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares subscribed                329,361          154,979
      Shares issued to holders in reinvestment
         of dividends                                 66,435           27,317
      Cost of shares redeemed                     (1,704,627)      (1,053,222)
                                                  -----------      -----------
      Net decrease in net assets
           from capital share transactions        (1,308,831)        (870,926)
                                                  -----------        ---------

TOTAL DECREASE IN NET ASSETS                      (3,584,236)      (5,227,706)
                                                  -----------      -----------

NET ASSETS:
      Beginning of period                         19,786,359       25,014,065
                                                 -----------    --------------

      End of period (including undistributed
       net investment income of $35,670 and
       $153,166, respectively)                   $16,202,123      $19,786,359
                                                 ===========    ==============

                 See accompanying notes to financial statements.

Financial Highlights

                                                Six Months
                                                  Ended
Per Share Data:                                 June 30, 2002   2001       2000     1999      1998      1997
                                                -------------   ----       ----     ----      ----      ----
                                                (Unaudited)

Net asset value, beginning of period             $14.84       $18.01     $25.57    $19.91    $19.21   $19.03
                                                 -------      -------    -------   ------    -------  -------

Income from investment operations:
    Net investment income (loss)                  0.04          0.12       0.04     0.02     (0.07)(1)(0.07)(1)
    Net realized and unrealized gains (losses)
      on securities                              (1.73)        (3.24)     (7.60)    6.01      2.90     1.69
                                                 ------        ------     ------    ----      -----    -----
Total from investment operations                 (1.69)        (3.12)     (7.56)    6.03      2.83     1.62
                                                 ------        ------     ------    ----      -----    -----

Less distributions:
    Dividends from net investment income         (0.12)        (0.05)         --   (0.02)        --      --
    Distributions from capital gains                --            --          --   (0.35)     (2.13)  (1.44)
                                                --------      --------   -------   ------     ------  ------
    Total distributions                          (0.12)        (0.05)     0.00     (0.37)     (2.13)  (1.44)
                                                 ------        ------     -----    ------     ------  ------

Net asset value, end of period                   $13.03       $14.84     $18.01    $25.57    $19.91   $19.21
                                                 =======      =======    =======   ======    =======  =======

Total return                                    -11.39% (2)   -17.35%    -29.60%    30.5%     15.4%    9.0%

Supplemental data and ratios:
    Net assets, in millions, end of period        $16.2        $19.8      $25.0     $40.7     $32.8    $28.4


    Ratio of expenses to average net assets     1.79% (3)      1.65%      1.37%     1.35%     1.48%    1.51%

    Ratio of net investment income (loss)
      to average net assets                     -0.44% (3)     0.70%      0.18%     0.07%    (0.40%)  (0.40%)

    Portfolio turnover rate                      22.45%        83.86%     85.13%   95.70%     83.06%  71.20%


(1) Net investment income (loss) per share is calculated using ending balances prior to consideration or adjustment for permanent or book and tax differences.
(2)  Not annualized
(3)  Annualized

                 See accompanying notes to financial statements.



Notes to Financial Statements - June 30, 2002 (Unaudited)

1.   Significant Accounting Policies

     Lepercq-Istel  Trust  (the  "Trust")  is  registered  under the  Investment
     Company Act of 1940, as amended, as a diversified, open-end investment company, established under a Declaration of Trust dated April 8, 1986. The Trust was formerly a Delaware corporation established in 1953 known as Istel Fund, Inc. On April 8, 1986, the shareholders of Istel Fund, Inc.
     (the  Trust's   predecessor)   approved  a  plan  of  reorganization   (the
     "Reorganization") under which Istel Fund, Inc. converted its corporate structure to change from a Delaware corporation to a Massachusetts business trust. In accordance with the terms and conditions of the Reorganization, Istel Fund, Inc. changed its name to Lepercq-Istel Trust. The Trust currently consists of one series, Lepercq-Istel Fund (the "Fund"). The principal investment objective of the Fund is long-term capital appreciation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles
     generally   accepted  in  the  United  States  of  America  for  investment companies.

     a) Investment Valuation--Investments in securities traded on a national securities exchange are valued at the last reported sale on the primary exchange on which they are traded. Investments not listed on a securities exchange and exchange-listed securities for which no sale was reported for that date are valued at the last reported bid price. Once short-term securities have a maturity of 60 days or less, they are valued at amortized cost which approximates market value; prior to that they are marked to market. Restricted securities for which quotations are not readily available are valued at fair value as determined by the Adviser under the supervision of the Board of Trustees.

     b) Federal Income Taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income as well as any net realized gains to its shareholders. Therefore, no federal income tax provision is required. Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

          The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At June 30, 2002, the Fund had accumulated capital loss carryforwards for tax purposes of $4,939,067 and $2,209,402 which will expire on December 31, 2007 and December 31, 2009, respectively.

          Net realized gains or losses differ for financial reporting and tax purposes as a result of losses from wash sales and post-October losses which are not recognized for tax purposes until the first day of the following fiscal year.

     c) Distributions to Shareholders--Dividends from net investment income and net realized capital gains, if any, are declared at least annually.

     d) Use of Estimates--The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     e) Other--Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Discounts on securities purchased are amortized over the life of the respective security.

2.   Agreements

     The Fund has entered into an investment advisory agreement with Lepercq, de Neuflize & Co. Incorporated (the "Adviser"). The Adviser is entitled to receive a fee, computed and accrued daily and payable quarterly, at the annual rate of 0.75% of the Fund's average daily net assets.

     For the six months ended June 30, 2002, the Fund paid brokerage commissions of $10,135 to Lepercq, de Neuflize Securities Inc., a wholly owned subsidiary of the Adviser.

     U.S. Bancorp Fund Services, LLC serves as the Fund's transfer agent, administrator and accounting services agent. U.S. Bank, N.A. serves as the Fund's custodian.

     The Board of Trustees, on behalf of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a Shareholder Servicing Plan. Pursuant to the Distribution Plan, the Fund may incur distribution expenses of up to 0.75% per annum of its average daily net assets. The Distribution Plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares. In accordance with the Shareholder Servicing Plan, the Fund may enter into Shareholder Service Agreements under which it pays fees of up to 0.25% of the average daily net assets for fees incurred in connection with the personal service and maintenance of accounts holding the shares of the Fund. The Fund did not incur expenses pursuant to the Plans for the six months ended June 30, 2002.

3.   Capital Share Transactions

     Transactions in shares of beneficial interest were as follows:

                                 Six Months Ended                Year Ended
                                   June 30, 2002                June 30, 2002
                                 -----------------            -----------------
   Shares subscribed                   22,072                       9,506
   Shares issued to holders in
      reinvestment of dividends         4,927                       1,825
   Shares redeemed                   (117,515)                    (66,670)
                                      -------                     -------
   Net decrease                       (90,516)                    (55,339)
                                      =======                     =======

4.   Investment Transactions

     The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended June 30, 2002, were as follows:

                                      U.S. Government            Other
                                     ----------------            -----
   Purchases                                --                 $4,421,089
   Sales                                    --                  2,633,345

     At June 30, 2002, gross unrealized appreciation and depreciation of investments for federal income-tax purposes were as follows:

   Appreciation                                               $   767,288
   (Depreciation)                                              (3,483,514)
                                                               ----------
   Net unrealized depreciation on investments                 $(2,716,226)

     At June 30, 2002, the cost of investments for federal income-tax purposes was $18,324,427.

5.   Additional Disclosure Regarding Fund Trustees

   Independent Trustees

                                                                                  # of
                                                                               Portfolios
                                  Term of                                      in Fund      Other
                     Position(s)  Office and                                   Complex      Director-
Name, Age            Held with    Length of      Principal Occupation          Overseen     ships Held
and Address          the Trust    Time Served    During Past Five Years        by Trustee   by Trustee
------------         ---------    -----------    ---------------------         ----------   ----------

Jean-Louis Milin (56) Trustee      Indefinite    President, Banque de Neuflize,    1        None
3 Avenue Hoche                     Term, 2       Schlumberger,
75008                              Years Served  Mallet, Demachy since 1994.
Paris, France
Lee Robins (59)      Trustee       Indefinite    President, CPI Inc. (and           1       None
32 E. 57th Street,                 Term, 1 Year  Founder of its Predecessor
14th Floor                         Served        firm, Conceptual
New York, NY 10022                               Planning, Inc.)
                                                 since 1973.
Marvin Schiller,
Ph.D. (68)            Trustee;     Indefinite    Retired; Former Managing           1       None
17319 St. James Court Member of    Term, 27      Director, A.T. Kearney, Inc.
Boca Raton, Florida   the Audit,   Years Served  from 1990 to 1997;
33496                 Ethics and                 General Partner,
                      Nominating                 Reprise Capital Corp.
                      Committees

Franz Skryanz (64)   Trustee;      Indefinite    Financial Consultant from 1991     1       None
1675 Broadway        Member of     Term, 27      to present.
New York, NY 10019   the Audit,    Years Served
                     Ethics and
                     Nominating
                     Committees
Marie-Monique        Trustee       Indefinite    Consultant; President, France      1       None
Steckel (62)                       Term, 4       Telecom North America, 1979
210 W. 90th Street                 Years Served  to 1999.
Apt. 11B
New York, NY 10024

Interested Trustees
                                                                               # of
                                                                               Portfolios
                                  Term of                                      in Fund      Other
                     Position(s)  Office and                                   Complex      Director-
Name, Age            Held with    Length of      Principal Occupation          Overseen     ships Held
and Address          the Trust    Time Served    During Past Five Years        by Trustee   by Trustee
------------         ---------    -----------    ---------------------         ----------   ----------
Bruno Desforges (76) Trustee and   Indefinite    Managing Director, Lepercq, de     1       None
1675 Broadway        Chairman of   Term, 30      Neuflize & Co. Incorporated;
New York, NY 10019   the Board     YearsServed   Director and Chairman of the
                                                 Board, Lepercq, de Neuflize
                                                 Securities Inc. since 1981.
Francois Letaconnoux
(51)                 Trustee       Indefinite    Director, President and Chief      1       Six Flags
1675 Broadway                      Term, 12      Executive Officer, Lepercq Inc.,           Tocqueville
New York, NY 10019                 Years Served  Lepercq Inc., Lepercq,                     Asset
                                                 de Neuflize & Co.                          Management L.P.
                                                 Incorporated and
                                                 Lepercq, de Neuflize
                                                 Securities Inc. Since 1993.




Lepercq-Istel Fund
--------------------------------------------------------------------------------

Trustees

+Bruno Desforges    Chairman  of  the  Board,   Lepercq-Istel  Trust;   Managing
                    Director, Lepercq, de Neuflize & Co. Incorporated; Director and Chairman of the Board, Lepercq, de Neuflize Securities
                    Inc.

+Francois
Letaconnoux         Director,  President and Chief  Executive  Officer,  Lepercq
                    Inc., Lepercq, de Neuflize & Co. Incorporated and Lepercq, de Neuflize Securities Inc.

Jean-Louis Milin    President, Banque de Neuflize, Schlumberger, Mallet, Demachy

Lee R. Robins       President, CPI Associates, Inc.; Member, American  Institute
                    of CPAs

*Marvin Schiller
, Ph.D.             General Partner, Reprise Capital Corp.

*Franz Skryanz      Financial Consultant

Marie-Monique
Steckel             Consultant


* Member of Audit, Ethics and Nominating Committees
+ Interested Trustee


Officers

Tsering Ngudu                  President
Jerry Getsos                   Executive Vice President
Peter Hartnedy                 Secretary and Treasurer

Investment Adviser             Lepercq, de Neuflize & Co. Incorporated, New York

Underwriter & Distributor      Lepercq, de Neuflize Securities Inc., New York

Dividend Paying Agent,
Transfer Agent, Administrator
and Fund Accountant            U.S. Bancorp Fund Services, LLC, Milwaukee

Custodian                      U.S. Bank, N.A., Cincinnati

Legal Counsel                  Paul, Hastings, Janofsky & Walker LLP, New York

Independent Auditors           KPMG LLP, Chicago


[logo]1675 Broadway, New York, N.Y. 10019
Telephone:(212) 698-0749
Shareholder Services: (800) 497-1411


This report is issued for the information of shareholders of Lepercq-Istel Fund, and is not authorized for distribution to prospective investors in the Fund unless it is preceded or accompanied by a current prospectus.